Inst | Fidelity Worldwide Fund
Supplement to the
Fidelity Advisor® Worldwide Fund
Institutional Class
December 30, 2013
Prospectus

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for Fidelity Advisor Worldwide Fund from 0.45% to 0.424%.

The following information replaces similar information for the fund found in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.80%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.34%
Total annual operating expenses	1.14%
1 year	$ 116
3 years	$ 362
5 years	$ 628
10 years	$ 1,386